UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [X];            Amendment Number:  1
       This Amendment (Check only one): [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      February 13, 2008
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                       96
                                                  -----------------------

Form 13F Information Table Value Total:              $ 157,510 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      COM             002824100     1148    20,446    SH           SOLE                                   20,446
Adobe Systems Inc.       COM             00724F101      564    13,200    SH           SOLE                                   13,200
Analog Devices, Inc.     COM             032654105      616    19,425    SH           SOLE                                   19,425
Automatic Data
  Processing             COM             053015103     4414    99,125    SH           SOLE                                   99,125
American Eagle
  Outfitters             COM             02553E106     1023    49,250    SH           SOLE                                   49,250
Applied Materials, Inc.  COM             038222105     1021    57,475    SH           SOLE                                   57,475
Amgen                    COM             031162100     1860    40,060    SH           SOLE                                   40,060
BankAmerica Corp.        COM             060505104     1403    34,006    SH           SOLE                                   34,006
BB&T                     COM             054937107     1156    37,677    SH           SOLE                                   37,677
Best Buy                 COM             086516101     1359    25,807    SH           SOLE                                   25,807
BEA  Systems             COM             073325102      257    16,300    SH           SOLE                                   16,300
Bristol-Meyers Squibb    COM             110122108      341    12,852    SH           SOLE                                   12,852
British Petrol           SPONSORED ADR   055622104     1214    16,588    SH           SOLE                                   16,588
Broadridge Group
  Services               COM             11133T103      356    15,872    SH           SOLE                                   15,872
Boston Scientific        COM             101137107      471    40,500    SH           SOLE                                   40,500
Anheuser Bush            COM             035229103     2171    41,474    SH           SOLE                                   41,474
Citigroup                COM             172967101     2315    78,621    SH           SOLE                                   78,621
Cabela's                 COM             126804301     1575   104,540    SH           SOLE                                  104,540
Cardinal Health Inc.     COM             14149Y108      601    10,400    SH           SOLE                                   10,400
Caterpillar              COM             149123101     1301    17,935    SH           SOLE                                   17,935
Chubb Corp               COM             171232101     1007    18,450    SH           SOLE                                   18,450
Circuit City             COM             172737108      341    81,100    SH           SOLE                                   81,100
Checkpoint Software      ORD             M22465104      371    16,900    SH           SOLE                                   16,900
Chico's                  COM             168615102      345    38,225    SH           SOLE                                   38,225
Comcast                  COM             20030N101      237    12,956    SH           SOLE                                   12,956
Costco Inc.              COM             22160K105     7897   113,205    SH           SOLE                                  113,205
Cisco Systems            COM             17275R102     5241   193,598    SH           SOLE                                  193,598
Chevron Corp.            COM             166764100     1244    13,324    SH           SOLE                                   13,324
Diebold                  COM             253651103      767    26,475    SH           SOLE                                   26,475
Dell, Inc.               COM             24702R101     1897    77,395    SH           SOLE                                   77,395
Walt Disney Company      COM             254687106     1217    37,708    SH           SOLE                                   37,708
Duke Power               COM             26441C105     1191    59,070    SH           SOLE                                   59,070
Electronics for Imaging  COM             286082102     1416    62,980    SH           SOLE                                   62,980
EMC Corp. Mass           COM             268648102     4101   221,332    SH           SOLE                                  221,332
Expeditors Intl Wash     COM             302130109     1209    27,068    SH           SOLE                                   27,068
Family Dollar Stores     COM             307000109      280    14,575    SH           SOLE                                   14,575
Fred's Inc.              CL A            356108100      774    80,385    SH           SOLE                                   80,385
General Electric         COM             369604103     7515   202,738    SH           SOLE                                  202,738
Home Depot Inc           COM             437076102     2639    97,949    SH           SOLE                                   97,949
Honeywell                COM             438516106     1219    19,800    SH           SOLE                                   19,800
Helmerich & Payne        COM             423452101     1823    45,492    SH           SOLE                                   45,492
Hewlett Packard          COM             428236103     1575    31,197    SH           SOLE                                   31,197
Hershey Foods            COM             427866108      594    15,085    SH           SOLE                                   15,085
International
  Business Machine       COM             459200101     1957    18,102    SH           SOLE                                   18,102
Intel                    COM             458140100     4289   160,885    SH           SOLE                                  160,885
Intuit Inc               COM             461202103     1113    35,200    SH           SOLE                                   35,200
Sun Microsystems         COM             866810104      421    23,215    SH           SOLE                                   23,215
Johnson and Johnson      COM             478160104     4038    60,534    SH           SOLE                                   60,534
Kraft Foods Inc          COM             50075N104      486    14,885    SH           SOLE                                   14,885
Coca-Cola                COM             191216100     4845    78,947    SH           SOLE                                   78,947
Eli Lilly                COM             532457108      822    15,405    SH           SOLE                                   15,405
Lowes                    COM             548661107      751    33,205    SH           SOLE                                   33,205
Lexmark International    COM             529771107      695    19,930    SH           SOLE                                   19,930
McDonalds                COM             580135101     1124    19,080    SH           SOLE                                   19,080
Moody's Corp.            COM             615369105      590    16,540    SH           SOLE                                   16,540
Meredith Corp            COM             589433101      636    11,575    SH           SOLE                                   11,575
Medtronics               COM             585055106     1237    24,600    SH           SOLE                                   24,600
3M Company               COM             88579Y101      915    10,854    SH           SOLE                                   10,854
Motorola                 COM             620076109      967    60,268    SH           SOLE                                   60,268
Merck                    COM             589331107     1463    25,169    SH           SOLE                                   25,169
Microsoft                COM             594918104     5871   164,910    SH           SOLE                                  164,910
Mylan Labs               COM             628530107      861    61,225    SH           SOLE                                   61,225
Nokia                    COM             654902204     2162    56,315    SH           SOLE                                   56,315
Network Appliance        COM             64120L104      470    18,835    SH           SOLE                                   18,835
Novartis AG              SPONSORED ADR   66987V109      595    10,950    SH           SOLE                                   10,950
Newell Rubbermaid        COM             651229106      274    10,577    SH           SOLE                                   10,577
New York Times           COM             650111107      404    23,050    SH           SOLE                                   23,050
Oracle Systems           COM             68389X105     2767   122,527    SH           SOLE                                  122,527
Penske Auto Group        COM             70959W103      819    46,900    SH           SOLE                                   46,900
Perot Systems            CL A            714265105      220    16,300    SH           SOLE                                   16,300
Pfizer Incorporated      COM             717081103     2868   126,180    SH           SOLE                                  126,180
Proctor Gamble           COM             742718109     2498    34,018    SH           SOLE                                   34,018
Q Logic                  COM             747277101      219    15,400    SH           SOLE                                   15,400
Rackable Systems         COM             750077109      252    25,200    SH           SOLE                                   25,200
Ruddick Corp.            COM             781258108      416    12,000    SH           SOLE                                   12,000
Royal Dutch Shell PLC    SPONSORED ADR A 780259206      861    10,220    SH           SOLE                                   10,220
SAP Aktiengesell         SPONSORED ADR   803054204      640    12,540    SH           SOLE                                    12540
Charles Schwab Corp.     COM             808513105      740    28,965    SH           SOLE                                    28965
Spectra Energy           COM             847560109      628    24,309    SH           SOLE                                   24,309
Stein Mart               COM             858375108      448    94,450    SH           SOLE                                   94,450
Synovus Financial Corp   COM             87161C105      301    12,495    SH           SOLE                                   12,495
Symantec                 COM             871503108      769    47,629    SH           SOLE                                   47,629
American Telephone &
  Telg                   COM             00206R102      658    15,827    SH           SOLE                                   15,827
Tibco Software           COM             88632Q103     1180   146,275    SH           SOLE                                  146,275
Toyota                   SP ADR REP2COM  892331307     1871    17,620    SH           SOLE                                   17,620
Travelers Companies      COM             89417E109     1083    20,131    SH           SOLE                                   20,131
Texas Instruments Inc    COM             882508104      511    15,300    SH           SOLE                                   15,300
United Health Care Corp  COM             91324P102     1990    34,189    SH           SOLE                                   34,189
United Parcel Services   COM             911312106     2700    38,178    SH           SOLE                                   38,178
Varian Medical           COM             92220P105     2796    53,600    SH           SOLE                                   53,600
Wachovia Bank & Trust    COM             929903102     1841    48,414    SH           SOLE                                   48,414
Whole Foods Market Inc   COM             966837106     2963    72,625    SH           SOLE                                   72,625
Wal-Mart Stores          COM             931142103     7265   152,850    SH           SOLE                                  152,850
Exxon Mobil Corp.        COM             30231G102    10646   113,631    SH           SOLE                                  113,631
Xerox Corp               COM             984121103      212    13,075    SH           SOLE                                   13,075
YRC Worldwide Inc        COM             984249102      300    17,575    SH           SOLE                                   17,575